NOTE 6 - SUPPLEMENTARY BALANCE SHEET INFORMATION	12 Months Ended
Dec. 31, 2023
Notes
NOTE 6 - SUPPLEMENTARY BALANCE SHEET INFORMATION

NOTE 6-SUPPLEMENTARY BALANCE SHEET INFORMATION

Other Payables and Accrued Expenses

	December 31,
	2023	2022

Provision for legal claims	128	128
Accrued administrative expenses (includes director fees in the amount of $8, for the years 2023 and 2022)	38	40
	166	168